Janus Henderson Global Allocation Fund - Conservative Expense Example - Class A C S I T Shares [Member] - Janus Henderson Global Allocation Fund - Conservative	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 665
Expense Example, with Redemption, 3 Years	867
Expense Example, with Redemption, 5 Years	1,086
Expense Example, with Redemption, 10 Years	1,714
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	271
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	938
Expense Example, with Redemption, 10 Years	1,848
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,405
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	949
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,102